Taxes Payable	12 Months Ended
Dec. 31, 2019
Taxes Payable
Taxes Payable

9. Taxes Payable

The following is a summary of taxes payable as of December 31, 2018 and 2019:

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000

VAT payable	8,014	18,127
Enterprise income taxes payable	7,492	13,458
Withholding individual income taxes for employees	718	2,628
Construction fee for cultural undertaking payable	538	911
Others	155	217
Total	16,917	35,341